Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend for hybrid bond [Abstract]
Amount of hybrid bond	₩ 2,188,150	₩ 1,738,150
Maximum Interest rate (%)	5.88%	5.88%
Minimum Interest rate (%)	3.12%	3.27%
Dividends	₩ 85,327	₩ 61,993	₩ 40,357